INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current tax provision
Federal	$ 0	$ 0
State	0	0
Foreign	0	(75,724)
Total current tax provision	0	(75,724)
Deferred tax provision
Domestic	0	0
State	0	0
Foreign	0	850,775
Total deferred tax provision	0	850,775
Total current provision	$ 0	$ 775,051